BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
BORROWINGS
Short-term	$ 670,897		$ 596,556
Long-term, current portion	92,710		137,062
Subtotal	763,607		733,618
Long-term	146,271		56,580
Total	909,878		790,198
Maximum bank credit facilities	1,447,472		1,207,002
Bank credit facilities drawn down	872,656		707,200
Available bank credit facilities	574,816		499,802
Secured long-term borrowings	238,981		193,600
Carrying amount of property plant and equipment secured for borrowing	527,601		246,161
Carrying amount of prepaid land use right secured for borrowing			20,018
Carrying amount of accounts receivable secured for borrowing	272,800		4,314
Short-term
Weighted average interest rate (as a percent)	5.13%		6.63%
Long-term
Weighted average interest rate (as a percent)	7.53%		6.92%
Future principal repayment on the long-term bank loans
2013	85,134
2014	27,501
2015	11,243
2016 and after	115,103
Total	238,981		193,600
Interest expense
Interest expense incurred	27,414	26,936
Interest expense capitalized	321	2,078
Long-term
BORROWINGS
Interest rate reset period	3 months
Long-term | Mr. Xianshou Li and his family
BORROWINGS
Guarantees provided by related party for debt	43,993		59,389
Secured debt
BORROWINGS
Short-term	162,304		77,332
Secured long-term borrowings	107,537		56,580
Future principal repayment on the long-term bank loans
Total	$ 107,537		$ 56,580